Ordinary Shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			9 Months Ended
	Jun. 30, 2020 shares	Apr. 30, 2020 CNY (¥) shares	Apr. 30, 2020 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 shares
Proceeds from private placement				¥ 7,795,290	$ 1,148,122
Tencent Group
Proceeds from private placement		¥ 354,975	$ 50,000
Class A ordinary shares
Ordinary shares, issued		135,426,300	135,426,300	3,380,761,000	3,380,761,000	2,575,580,988
Issuance of ordinary shares (in shares)		6,155,740	6,155,740
Proceeds from private placement		¥ 7,795,290	$ 1,100,000
Class B ordinary shares
Ordinary shares, issued				1,409,744,080	1,409,744,080	2,074,447,700
Number of shares converted	664,703,620
Stock split ratio of Convertible Preferred Shares	1